PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment

	December 31,
	2013	2012
Cost:

Factory building	$1,989	$1,989
Other buildings	1,371	1,329
Machinery and equipment (*)	9,095	8,934
Office furniture and equipment	411	399
Leasehold improvements	209	208

	13,075	12,859
Accumulated depreciation:

Factory building	1,821	1,741
Other buildings	674	622
Machinery and equipment (*)	7,173	6,783
Office furniture and equipment	311	293
Leasehold improvements	110	96

	10,089	9,535

Depreciated cost	$2,986	$3,324

(*)
Write-offs of machinery and equipment (cost and accumulated depreciation) for the years ended December 31, 2013, 2012 and 2011 amounted to $333, $3,502 and $0 respectively. The write-offs are due to fully depreciated assets that are no longer in use.